Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Mr. Thornburg ($)	Compensation Actually Paid to Mr. Thornburg ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (thousands)($)	Adjusted Diluted EPS ($)(4)
					Total Shareholder Return ($)	S&P 1000 Utilities Index Total Shareholder Return ($)(3)
2022	3,185,995	4,590,645	992,647	1,043,718	121.57	104.34	73,828	2.37
2021	3,288,886	2,754,516	995,670	1,004,775	107.21	104.92	60,478	1.87
2020	3,213,749	2,323,211	1,509,541	887,589	99.57	86.71	61,515	2.24

Company Selected Measure Name	(4)Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]	The following individuals are our other Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Eric Thornburg	Andrew Gere, Bruce Hauk, Kristen Johnson, James Lynch, Andrew Walters, and Maureen Westbrook
2021	Eric Thornburg	Andrew Gere, James Lynch, Andrew Walters, and Maureen Westbrook
2020	Eric Thornburg	Andrew Gere, James Lynch, Suzy Papazian, and Andrew Walters

PEO Total Compensation Amount	$ 3,185,995	$ 3,288,886	$ 3,213,749
PEO Actually Paid Compensation Amount	$ 4,590,645	2,754,516	2,323,211
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,152,286)	(269,674)	(1,282,631)	(262,473)	(1,692,981)	(311,991)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,018,166	241,679	1,242,978	262,208	2,197,855	261,303
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	8,019	—	7,200
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(170,466)	(41,443)	(215,751)	(20,597)	316,753	23,261
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(6,171)	(17,437)	(128,319)	(8,834)	136,732	(220)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(202,059)	(43,685)	—	—	—	(28,750)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(791,763)	(632,101)	(634,950)	(84,225)	(49,697)	(6,469)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	414,041	128,210	484,303	103,258	495,987	106,739
Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified	—	12,499	—	11,749	—	—
TOTAL ADJUSTMENTS	(890,538)	(621,952)	(534,370)	9,105	1,404,650	515,372

Non-PEO NEO Average Total Compensation Amount	$ 992,647	995,670	1,509,541
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,043,718	1,004,775	887,589
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,152,286)	(269,674)	(1,282,631)	(262,473)	(1,692,981)	(311,991)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,018,166	241,679	1,242,978	262,208	2,197,855	261,303
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	8,019	—	7,200
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(170,466)	(41,443)	(215,751)	(20,597)	316,753	23,261
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(6,171)	(17,437)	(128,319)	(8,834)	136,732	(220)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(202,059)	(43,685)	—	—	—	(28,750)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(791,763)	(632,101)	(634,950)	(84,225)	(49,697)	(6,469)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	414,041	128,210	484,303	103,258	495,987	106,739
Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified	—	12,499	—	11,749	—	—
TOTAL ADJUSTMENTS	(890,538)	(621,952)	(534,370)	9,105	1,404,650	515,372

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 121.57	107.21	99.57
Peer Group Total Shareholder Return Amount	104.34	104.92	86.71
Net Income (Loss)	$ 73,828,000	$ 60,478,000	$ 61,515,000
Company Selected Measure Amount | $ / shares	2.37	1.87	2.24
PEO Name	Eric Thornburg	Eric Thornburg	Eric Thornburg
Additional 402(v) Disclosure [Text Block]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 1000 Utilities Index is the same index we use in our relative TSR plan to help determine compensation for our named executive officers and is described as such in the Compensation Discussion and Analysis section.
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures
The line graphs below compare: (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted diluted EPS
Non-GAAP Measure Description [Text Block]	Adjusted Diluted EPS is a non-GAAP measure. Adjusted Diluted EPS is defined as income available to common stockholders, adjusted for certain compensation-related items, and non-recurring items such as merger-related costs, divided by the weighted average number of shares of common stock including both shares outstanding and shares potentially issuable in connection with deferred restricted common stock awards under SJW Group’s Long-Term Incentive Plan and shares potentially issuable under the Employee Stock Purchase Plan. Refer to Appendix III of this Proxy Statement for a reconciliation to the most directly comparable GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Capital additions
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Customer satisfaction
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Employee engagement and satisfaction
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Environmental leadership – water quality
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Return on equity
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	•rTSR percentile positioning
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 890,538	$ (534,370)	$ 1,404,650
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,152,286	(1,282,631)	(1,692,981)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,018,166	1,242,978	2,197,855
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted During the Prior Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	170,466	(215,751)	316,753
PEO [Member] | Equity Awards Granted During the Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,171	(128,319)	136,732
PEO [Member] | Equity Awards Granted During the Prior Year, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	202,059	0	0
PEO [Member] | Equity Awards, Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Award Modifications During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment, Deduction for Change in the Actuarial Present Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	791,763	(634,950)	(49,697)
PEO [Member] | Adjustment, Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	414,041	484,303	495,987
PEO [Member] | Adjustment, Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(621,952)	9,105	515,372
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(269,674)	(262,473)	(311,991)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	241,679	262,208	261,303
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	8,019	7,200
Non-PEO NEO [Member] | Equity Awards Granted During the Prior Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(41,443)	(20,597)	23,261
Non-PEO NEO [Member] | Equity Awards Granted During the Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(17,437)	(8,834)	(220)
Non-PEO NEO [Member] | Equity Awards Granted During the Prior Year, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(43,685)	0	(28,750)
Non-PEO NEO [Member] | Equity Awards, Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Award Modifications During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Deduction for Change in the Actuarial Present Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(632,101)	(84,225)	(6,469)
Non-PEO NEO [Member] | Adjustment, Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	128,210	103,258	106,739
Non-PEO NEO [Member] | Adjustment, Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 12,499	$ 11,749	$ 0